Note 14 - Employee Incentive Schemes - Performance Shares Outstanding Activity (Details) - Performance Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance (in shares)	0
Balance, Weighted average exercise price (in AUD per share)	$ 0.76
Granted , number of rights (in shares)	7,425,000	0
Granted, Weighted average exercise price (in AUD per share)	$ 0.76
Exercised , number of rights (in shares)	0
Exercised, Weighted average exercise price (in AUD per share)
Lapsed, , number of rights (in shares)	(150,000)
Lapsed, Weighted average exercise price (in AUD per share)	$ 0.39
Balance (in shares)	7,275,000	0